Trade, other receivables and tax receivables - carrying amount of assets not derecognised (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Fair Value of Assets Representing Derecognised Financial Assets	€ 7,301	€ 8,523
Carrying amount of assets transferred and not derecognized	151	457
Carrying amount of the related liabilities	151	457
Trade receivables
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets transferred and not derecognized	11	30
Carrying amount of the related liabilities	11	30
Financing receivables
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets transferred and not derecognized	140	427
Carrying amount of the related liabilities	140	427
Financing receivables
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Fair Value of Assets Representing Derecognised Financial Assets	1,524	1,676
FCA Bank S.p.A.
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Fair Value of Assets Representing Derecognised Financial Assets	€ 4,686	€ 5,517